Basis for preparation of the financial statements - IFRS 16 Lease (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018
IFRS 16 Lease
Nominal amount non-cancellable operating lease commitments		$ 2,498
IFRS 16 Lease | Minimum
IFRS 16 Lease
Right-of-use assets	$ 1,800
IFRS 16 Lease | Minimum | Forecast
IFRS 16 Lease
Lease liabilities	1,800
Current lease liabilities	240
Non-current lease liabilities	1,560
IFRS 16 Lease | Maximum | Forecast
IFRS 16 Lease
Right-of-use assets	2,000
Lease liabilities	2,000
Current lease liabilities	260
Non-current lease liabilities	$ 1,740